Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Inhibikase Therapeutics, Inc.
Entity Central Index Key	0001750149
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false